Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 88,127	$ 81,915
Short-term bank deposits	289	6,996
Marketable securities	1,238	6,600
Trade receivables (net of allowance of $ 3,967 and $ 3,810 at December 31, 2020 and 2019, respectively)	111,059	96,694
Other accounts receivable and prepaid expenses	10,513	12,845
Total current assets	211,226	205,050
LONG-TERM ASSETS:
Severance pay fund	4,673	4,013
Deferred tax asset	6,397	2,188
Operating lease right-of-use assets	24,509	14,956
Other long-term receivables	5,507	5,879
PROPERTY AND EQUIPMENT, NET	5,988	3,649
INTANGIBLE ASSETS, NET	53,404	51,128
GOODWILL	135,682	117,743
Total long-term assets	236,160	199,556
Total assets	447,386	404,606
CURRENT LIABILITIES:
Short term debt	11,529	7,079
Trade payables	14,250	10,990
Accrued expenses and other accounts payable	41,846	32,619
Current maturities of operating lease liabilities	3,413	3,833
Liabilities due to acquisition activities	4,998	3,638
Deferred revenues and customer advances	8,793	8,724
Total current liabilities	84,829	66,883
LONG TERM LIABILITIES:
Long-term debt	13,352	15,540
Long-term operating lease liabilities	21,109	11,119
Long-term liabilities due to acquisition activities	10,926	8,613
Deferred tax liability	17,639	11,069
Accrued severance pay	5,545	4,770
Total long term liabilities	68,571	51,111
COMMITMENTS AND CONTINGENCIES, see Note 16
REDEEMABLE NON-CONTROLLING INTEREST	24,980	21,915
EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2020 and 2019; Issued and Outstanding: 49,035,055 and 48,939,538 shares at December 31, 2020 and 2019, respectively	1,164	1,161
Additional paid-in capital	211,713	218,647
Accumulated other comprehensive income (loss)	7,835	(324)
Retained earnings	39,720	28,354
Total equity attributable to Magic Software Enterprises shareholders	260,432	247,838
Non-controlling interests	8,574	16,859
Total equity	269,006	264,697
Total liabilities, redeemable non-controlling interest and equity	$ 447,386	$ 404,606